Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
July 31, 2023

Dates Covered
Collections Period	07/01/23 - 07/31/23
Interest Accrual Period	07/17/23 - 08/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/23	170,369,545.55	15,698
Yield Supplement Overcollateralization Amount 06/30/23	3,725,652.55	0
Receivables Balance 06/30/23	174,095,198.10	15,698
Principal Payments	9,536,882.05	267
Defaulted Receivables	13,963.45	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/23	3,393,052.62	0
Pool Balance at 07/31/23	161,151,299.98	15,429

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.37%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,478,482.97	103
Past Due 61-90 days	437,774.07	25
Past Due 91-120 days	64,274.55	5
Past Due 121+ days	0.00	0
Total	1,980,531.59	133

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.20%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	25,150.58
Aggregate Net Losses/(Gains) - July 2023	(11,187.13)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.08%
Prior Net Losses/(Gains) Ratio	0.24%
Second Prior Net Losses/(Gains) Ratio	0.12%
Third Prior Net Losses/(Gains) Ratio	-0.30%
Four Month Average	-0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.78%
Weighted Average Contract Rate, Yield Adjusted	5.86%
Weighted Average Remaining Term	26.28
Flow of Funds	$ Amount
Collections	10,099,905.32
Investment Earnings on Cash Accounts	38,051.21
Servicing Fee	(145,079.33)
Transfer to Collection Account	-
Available Funds	9,992,877.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	79,296.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	4,969,196.27
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	647,628.62

Total Distributions of Available Funds	9,992,877.20

Servicing Fee	145,079.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 07/17/23	166,120,496.25
Principal Paid	9,218,245.57
Note Balance @ 08/15/23	156,902,250.68

Class A-1
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-2a
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-2b
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-3
Note Balance @ 07/17/23	51,040,496.25
Principal Paid	9,218,245.57
Note Balance @ 08/15/23	41,822,250.68
Note Factor @ 08/15/23	14.8411110%

Class A-4
Note Balance @ 07/17/23	76,830,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	76,830,000.00
Note Factor @ 08/15/23	100.0000000%

Class B
Note Balance @ 07/17/23	25,500,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	25,500,000.00
Note Factor @ 08/15/23	100.0000000%

Class C
Note Balance @ 07/17/23	12,750,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	12,750,000.00
Note Factor @ 08/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	127,003.01
Total Principal Paid	9,218,245.57
Total Paid	9,345,248.58

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	26,796.26
Principal Paid	9,218,245.57
Total Paid to A-3 Holders	9,245,041.83

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1498242
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.8746763
Total Distribution Amount	11.0245005

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0950896
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	32.7120141
Total A-3 Distribution Amount	32.8071037

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	539.06
Noteholders' Principal Distributable Amount	460.94

Account Balances	$ Amount
Reserve Account
Balance as of 07/17/23	8,498,098.59
Investment Earnings	36,549.00
Investment Earnings Paid	(36,549.00)
Deposit/(Withdrawal)	-
Balance as of 08/15/23	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$573,027.71	$601,615.60	$682,438.50
Number of Extensions	36	39	40
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.33%	0.35%